Cover	Mar. 02, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2022
Entity File Number	001-39847
Entity Registrant Name	Powered Brands
Entity Central Index Key	0001829427
Entity Tax Identification Number	98-1570855
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	292 Madison Avenue, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	756-3508
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A Ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A ordinary share
Trading Symbol	POWRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	POW
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	POWRW
Security Exchange Name	NASDAQ